Revisions of Previously Issued Financial Statements (Tables)	6 Months Ended
Jun. 30, 2024
Restatement of Previously Issued Financial Statements [Abstract]
Schedule of Previously Issued Financial Statements	The following tables present the effect of correcting this error on the Company’s previously issued financial statements.
	As of December 31, 2023
Balance Sheet	As previously reported	Adjustment	As revised
Total assets	$1,846,641	—	$1,846,641

Total liabilities	$10,680,204	—	$10,680,204
Shareholders’ equity:
Common shares	733,413	(64,858)	668,555
Treasury shares	(64,858)	64,858	—
Additional paid-in capital	61,029,437	—	61,029,437
Accumulated deficit	(70,373,484)	—	(70,373,484)
Accumulated other comprehensive loss	(158,071)	—	(158,071)
Total shareholders’ equity	$(8,833,563)	—	$(8,833,563)
Total liabilities and shareholders’ equity	$1,846,641	—	$1,846,641

Schedule of Changes in Shareholder's Deficit
	As of January 1, 2024
Changes in Shareholders’ Deficit	As previously reported	Adjustment	As revised
Common shares - shares	891,795	(81,072)	810,723

Common shares - amount	$733,413	$(64,858)	$668,555
Treasury shares	(64,858)	64,858	—
Additional paid-in capital	61,029,437	—	61,029,437
Accumulated deficit	(70,373,484)	—	(70,373,484)
Accumulated other comprehensive loss	(158,071)	—	$(158,071)
Total	$(8,833,563)	—	$(8,833,563)
	As of June 30, 2023
Changes in Shareholders’ Deficit	As previously reported	Adjustment	As revised
Common shares - shares	891,795	(81,072)	810,723

Common shares - amount	$733,413	$(64,858)	$668,555
Treasury shares	(64,858)	64,858	—
Additional paid-in capital	60,925,046	—	60,925,046
Accumulated deficit	(65,814,193)	—	(65,814,193)
Accumulated other comprehensive loss	(66,225)	—	$(66,225)
Total	$(4,286,817)	—	$(4,286,817)